Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Equity [Abstract]
Equity

Note 8: Equity

$2,000,000 Financing Agreement

In May 2012, the Company entered into a financing agreement to raise up to $2,000,000 through the sale of shares of its common stock at $0.50 per share and warrants to purchase one share of common stock of the Company with an exercise price of $0.75 per share, no vesting requirement and a term of 18 months. As of September 30, 2013, the Company had received all of the $2,000,000 and issued 4,000,000 shares of the Company’s common stock. See Note 9 for discussion on the issuance of the related warrants.

$500,000 Financing Agreement

During February and March 2013, the Company received gross proceeds of $500,000 from a private placement of 1,000,000 shares of the Company’s common stock at $0.50 per share and warrants to purchase 1,000,000 shares of the Company’s common stock with an exercise price equal to the lower (i) of $0.75 per share or (ii) the preceding 10 day volume-weighted volume average price per share of Company stock prior to the exercise date, no vesting requirement and a term of 18 months pursuant to a financing agreement with Newmarket Traders LTD.
As of September 30, 2013 the Company issued 1,000,000 shares related to this agreement. See Note 9 for discussion on the issuance of the related warrants.

$1,500,000 Securities Agreement

On May 16, 2013, the Company entered into a securities purchase agreement with UFF pursuant to which UFF agreed to provide $1,500,000 of funding to the Company for working capital in exchange for the issuance of 2,727,273 units at a price of $0.55 per unit. Each unit consists of one share of common stock and a warrant to purchase 1.25 shares of the Company’s common stock at an exercise price equal to $0.65 per share, exercisable over five years. The $1,500,000 received was recorded as stock subscription receivable.
As of September 30, 2013 the Company has received $972,789 in cash related to this agreement and issued 2,210,884 warrants as discussed in Note 9. As of September 30, 2013 the Company has not issued any shares of its common stock related to this agreement.
On July 3, 2013, as part of an equity agreement, the Company filed with the Securities Exchange Commission a Form S-1 for the registration of its Common Stock, $.001 par value. The number of shares to be registered is 11,288,094.
On October 15, 2013, Rod McKinley resigned as the Chief Financial Officer and Secretary of the Company. On September 19, 2013, as part of his resignation from the Company as its Chief Financial Officer, the Company agreed to issue 353,241 shares of common stock to him as severance. The shares were to be delivered upon his resignation. The shares were valued using the closing price of the Company’s stock on September 19, 2013, which was $0.25. The total value of the shares of $88,310 and was recorded as an expense during the three months ending September 30, 2013. The shares were delivered to him in October 2013.

NOTE 10 — EQUITY
At the closing of the Exchange Agreement, the Company issued a total of 52,500,000 shares of its common stock to the Echo LLC Members in exchange for 100% of the issued and outstanding units of Echo LLC. Immediately prior to the closing of the Exchange Agreement, the Company had 22,500,000 shares of common stock issued and outstanding. Immediately after the closing of the Exchange Agreement, the Company had 75,000,000 shares of common stock issued and outstanding.
In May 2012, the Company entered into a financing agreement to raise up to $2,000,000 through the sale of shares of its common stock at $0.50 per share and warrants to purchase one share of common stock of the Company with an exercise price of $0.75 per share and a term of 18 months. Prior to the closing of the Exchange Agreement, $903,000 had been received for the issuance of common stock. The cash received was advanced to Echo LLC to provide working capital to continue its operations. Subsequent to the closing of the Exchange Agreement, the $903,000 of advances were eliminated in consolidation.
In October and December 2012 the Company received an additional $465,000 for the right for 930,000 shares of common stock and $99,800 for the right for 199,600 shares of its common stock, respectively, as part of its $2,000,000 financing agreement.
The transaction services of $97,693 related to expenses paid for by stockholders of the Company, as discussed in Note 7, is included within stock subscription in the accompanying balance sheet as of December 31, 2012.
The Company has not issued any shares of its common stock related to the $2,000,000 financing agreement as of December 31, 2012. Said shares and warrants are to be issued upon receipt of the entire $2,000,000.
The remaining $434,507 was treated as a subscription receivable as of December 31, 2012 and was received in January 2013.